Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy of Assets Measured on Recurring Basis

The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair value measurement at reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
March 31, 2025
Assets:
Cash equivalents – money markets accounts	$6,965	$—	$—
December 31, 2024
Assets:
Cash equivalents – money markets accounts	$14,887	$—	$—

During the three months ended March 31, 2025 and 2024, there were no transfers between Level 1, Level 2 and Level 3.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
December 31, 2024
Assets:
Cash equivalents – money markets accounts	$14,887	$—	$—
December 31, 2023
Assets:
Cash equivalents – money markets accounts	$62,999	$—	$—

Schedule of Significant Expense Categories by Segment

The table below summarizes the significant expense categories regularly reviewed by the CODM for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31,
	2025	2024
Collaboration revenues	$3,729	$3,397
Less:
Research and development, excluding facilities, personnel, depreciation and amortization expenses	1,528	10,191
General and administrative, excluding facilities and personnel expenses, depreciation and amortization expenses	2,421	3,656
Facilities expense	1,099	1,632
Personnel expense	7,354	6,529
Depreciation, amortization and interest on finance and sale-leaseback lease liabilities	712	1,185
Other segment items(a)	(119)	(818)
Net loss	$(9,266)	$(18,978)
(a)	“Other segment items” includes interest income.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31,
	2024	2023
Collaboration revenues	$19,632	$14,919
Less:
Research and development, excluding facilities, personnel, depreciation and amortization expenses	33,147	45,905
General and administrative, excluding facilities and personnel expenses, depreciation and amortization expenses	14,829	19,118
Facilities expense	5,917	7,671
Personnel expense	24,564	27,324
Depreciation, amortization and interest on finance and sale-leaseback lease liabilities	3,894	3,984
Other segment items(a)	(2,242)	(2,204)
Net loss	$(60,477)	$(86,879)

Schedule of Dilutive Securities

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	March 31,
	2025	2024
Stock options	6,895,824	8,210,547

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2024	2023
Stock options	7,746,991	6,023,370